10. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Tables
Future minimum lease payments	Future minimum lease payments under all non-cancelable operating leases as of June 30, 2014 are as follows:
Fiscal year
2014	30,306
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$240,063

Fiscal Year
2014	$60,093
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$269,850